Ferring Asset Purchase Agreement and Discontinued Operations - Gain on Sale of Purchased Assets to Ferring (FY) (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 08, 2017	Apr. 30, 2017	Sep. 30, 2017	Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Upfront payment received	$ 11,500
Payment amount to be received for transition services			$ 500
Payment from sale of product-related inventory		$ 709
Total proceeds from sale				$ 12,709
Carrying value of assets sold in sale	(1,578)
Liabilities transferred upon sale	$ 1,186
Total gain on sale of Purchased Assets				$ 12,317